Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017		Sep. 30, 2016
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ 31,088	¥ (28,615)	¥ 33,652		¥ 44,980
Cumulative effect of change in accounting principle						19,294
Other comprehensive income (loss) before reclassifications		3,784	(16,162)	849		(109,009)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	713	(1,606)	1,084		(1,648)
Net change during the period		4,497	(17,768)	1,933		(91,363)
Balance at end of period		35,585	(46,383)	35,585		(46,383)
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		50,369	(22,956)	47,767		53,418
Cumulative effect of change in accounting principle
Other comprehensive income (loss) before reclassifications		7,258	(11,391)	9,860		(87,541)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	(26)	(1,381)	(26)		(1,605)
Net change during the period		7,232	(12,772)	9,834		(89,146)
Balance at end of period		57,601	(35,728)	57,601		(35,728)
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		(42,626)	(33,601)	(41,020)		(33,325)
Cumulative effect of change in accounting principle
Other comprehensive income (loss) before reclassifications		1,437	(84)	(712)		(634)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	532	371	1,075		645
Net change during the period		1,969	287	363		11
Balance at end of period		(40,657)	(33,314)	(40,657)		(33,314)
Net unrealized gain on non-trading securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[2]	21,650	22,979	20,344		24,887
Cumulative effect of change in accounting principle	[2]
Other comprehensive income (loss) before reclassifications	[2]	(448)	(2,892)	971		(5,126)
Reclassifications out of accumulated other comprehensive income (loss)	[1],[2]	217	(549)	104		(223)
Net change during the period	[2]	(231)	(3,441)	1,075		(5,349)
Balance at end of period	[2]	21,419	19,538	21,419		19,538
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		1,695	4,963	6,561
Cumulative effect of change in accounting principle					[3]	19,294	[3]
Other comprehensive income (loss) before reclassifications		(4,463)	(1,795)	(9,270)		(15,708)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	(10)	(47)	(69)		(465)
Net change during the period		(4,473)	(1,842)	(9,339)		3,121
Balance at end of period		¥ (2,778)	¥ 3,121	¥ (2,778)		¥ 3,121

[1]	Reclassifications out of accumulated other comprehensive income (loss) were not significant.
[2]	See Note 5 "Non-trading securities" for further information.
[3]	Represents the adjustment to initially apply Accounting Standards Update ("ASU") 2016-01, "Recognition and Measurement of Financial Assets and Financial Liabilities."